EXHIBIT 99.12

Covius ATR QM Data Fields

ATR QM Data Fields
Loans in Report: 9
Loan Number	DD Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
1601000300	xxxxxx	Not covered/exempt	No	No
1601000301	xxxxxx	Not covered/exempt	No	No
703371	xxxxxx	Non-QM/compliant	No	Yes
703373	xxxxxx	Non-QM/compliant	No	Yes
703375	xxxxxx	Non-QM/compliant	No	Yes
703376	xxxxxx	QM/HPML (rebuttable presumption)	No	Yes
703377	xxxxxx	QM/HPML (rebuttable presumption)	No	Yes
703379	xxxxxx	QM/HPML (rebuttable presumption)	No	Yes
703380	xxxxxx	Non-QM/compliant	No	Yes